Cover	Dec. 16, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Entity File Number	001-41030
Entity Registrant Name	Apeiron Capital Investment Corp.
Entity Central Index Key	0001849011
Entity Tax Identification Number	86-1963522
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	175 Federal Street
Entity Address, Address Line Two	Suite 875
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	279-0045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	APNU
Security Exchange Name	NYSE
Shares of Class A common stock included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	APN
Security Exchange Name	NYSE
Redeemable warrants included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	APNW
Security Exchange Name	NYSE